As filed on November 5, 1996
                           Reg. No. 333-13239
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

Post-Effective Amendment No._1_

___________________________HARDING, LOEVNER FUNDS, INC.______________________
             		(Exact Name of Registrant as Specified in Charter)

_______________600 Fifth Avenue, 26th Floor New York, New York 10020_________
            		(Address of Principal Executive Offices) (Zip Code)


______________________________(212) 332-5210_________________________________
      		(Registrant's Telephone Number, Including Area Code)


                           				William E. Vastardis,
Treasurer
                           				Harding, Loevner Funds, Inc.
                           				600 Fifth Avenue, 26th Floor
                           				New York, New York 10020

_____________________________________________________________________________
           		(Name and Address of Agent for Service of Process)


           		Copies to:     Eric P. Nachimovsky
                            AMT Capital Services, Inc.
                            600 Fifth Avenue, 26th Floor
                            New York NY 10020

                            William Goodwin, Esq.
                            Dechert Price & Rhoads
                            477 Madison Avenue
                            New York, New York 10020

_____________________________________________________________________________

                   Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.
_____________________________________________________________________________

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly no fee is payable herewith.







                         HARDING, LOEVNER FUNDS, INC.
                                FORM N-14
                     CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement contains the following pages and documents:

                                 Front Cover
                                Contents Page
                            Cross-Reference Sheet
                         Letter to Limited Partners
                   Notice of Meeting of Limited Partners

                                   PART A

                    Combined Prospectus/Proxy Statement

                                   PART B

                    Statement of Additional Information

                                   PART C

                            Other Information
                                Signatures
                                  Exhibit


                          HARDING, LOEVNER FUNDS, INC.
                      REGISTRATION STATEMENT OF FORM N-14
                            CROSS REFERENCE SHEET


N-14					                                  	Information
Required in
Item No.				                               	Combined
Prospectus/Proxy Statement



1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus                              Cover Page; Cross Reference Sheet


2. Beginning and
   Outside Back Cover
   Page of Prospectus                      Table of Contents
3. Synopsis Information and Risk
   Factors                                 Summary; Principal Risk Factors;
                                           The Fund; The Agreement and Plan of
                                           Exchange; Tax Consequences;
                                           Comparison of the Partnership and
                                           the Global Equity Portfolio
4.  Information About the
    Transaction                            Summary; Risk Factors; The
                                           Agreement and Plan of Exchange;
                                           Advantages to Limited Partners; Tax
                                           Consequences; Securities to be
                                           Issued; Comparison of the
                                           Partnership and the Global Equity
                                           Portfolio;
                                           Capitalization
5.  Information About the Registrant       The Fund; Regulatory Matters
6.  Information About the Partnership
    Being Acquired                         Comparison of the Partnership and
                                           the Global Equity Portfolio
7.  Voting Information                     Introduction and Voting Information;
                                           Synopsis
8.  Interests of Certain Persons and
    Expenses                               The Agreement and Plan of Exchange
9.  Additional Information Required
    for Reoffering by Persons Deemed
    to be Underwriters                     Not Applicable

                                           Part B:  Information Required In
                                           Statement of Additional Information
10.  Cover Page                            Cover Page

11.  Table of Contents                     Table of Contents
12.  Additional Information About
     the Registrant                        The Agreement and Plan of Exchange
13.  Additional Information About the
     Partnership Being Acquired            HLM Global Equity Limited
                                           Partnership
                                           Amended and Restated Limited
                                           Partnership Agreement
14.  Financial Statements		                Financial Statements
                                           Part C. Other Information

15.  Indemnification                       Indemnification

16.  Exhibits                              Exhibits

17.  Undertakings                          Undertakings






                        HARDING, LOEVNER MANAGEMENT, L.P.
                         50 Division Street, Suite 401
                         Somerville, New Jersey 08876
                               (908) 218-7900


To:	The Limited Partners of HLM Global Equity Limited Partnership

Dear Limited Partner:

    You are cordially invited to attend a Meeting of Limited Partners of the HLM Global Equity Limited Partnership (the "Partnership"), to be held on November 27, 1996 at 10:00 a.m. Eastern time at the offices of Harding, Loevner Funds, Inc. (the "Fund") on the 26th floor, located at 600 Fifth Avenue, New York, New York 10020 (the "Meeting").

   	At the Meeting, Limited Partners will be asked to consider and take action on the proposed Agreement and Plan of Exchange (the "Plan of Exchange"), a copy of which is included herein, which will in effect reorganize the Partnership such that the Partners of the Partnership will receive shares of the newly-formed Global Equity Portfolio ("GE Portfolio") of the Fund. The formal Notice of Meeting of Limited Partners and the Proxy Statement setting forth in detail the matters to come before the meeting are attached, and a Proxy Card is enclosed for you to complete and facsimile, and/or return in the pre-addressed, postage-paid envelope provided.

            IT IS IMPORTANT THAT YOU RETURN THE PROXY WHETHER OR NOT
                        YOU PLAN TO ATTEND THIS MEETING.
    	The Fund is a no-load, open-end investment company formed under Maryland law as a "series mutual fund" (i.e., a single investment company with different investment portfolios, each of which functions as a separate mutual fund).  The investment adviser for the Fund's four portfolios (the
"Portfolios") is Harding, Loevner Management, L.P. ("HLM"). The Fund's GE Portfolio has investment objectives and policies which are substantially similar those of the Partnership.

    	The Plan of Exchange, subject to the approval of Limited Partners, will be accomplished by the transfer of Partnership assets, including but not limited to stock, securities, cash and options, and liabilities to the GE Portfolio in exchange ("Exchange") for shares of the GE Portfolio (the "Shares"). The Partnership will then distribute the Shares to its Partners in complete liquidation of the Partnership.

    	The attached Combined Prospectus/Proxy Statement contains a more detailed description of the Exchange and a summary comparison of the Partnership and the GE Portfolio. It also includes as an attachment the Preliminary Prospectus and Statement of Additional Information describing the Fund and the GE Portfolio.

    	The GE Portfolio intends to meet the necessary tests under the tax laws to avoid income taxation at the Fund level. In addition, the Exchange and related transactions are conditioned upon the receipt of a ruling from the IRS on the Exchange and a satisfactory opinion of counsel to the effect that the Exchange will be tax-free to Limited Partners.

    	In accordance with applicable law and the Amended and Restated Limited Partnership Agreement of the Partnership dated as of November 1, 1994, this notice is being mailed to all Limited Partners at least 20 days before the Meeting. Limited Partners who do not want to receive shares of the GE Portfolio may redeem their Partnership Units before the Exchange occurs.

    	HLM, as General Partner of the Partnership, has approved the terms of the proposed Plan of Exchange and believes that it is in the best interests of the Limited Partners. The primary advantages that the Exchange and related transactions offers all Limited Partners include: increased liquidity and flexibility through daily rather than monthly or quarterly purchases and redemptions; optional automatic reinvestment of distributions; and the potential to obtain greater economies of scale as a result of a larger asset base. Another advantage is simplified tax reporting and investor accounting. (Limited Partners will receive Form 1099's for dividends instead of K-1's).
The Exchange also provides for continuity of investment management by HLM.

    	HLM currently expects the Exchange to be completed by December 1, 1996, based on November 30, 1996 net asset values. If this schedule is not practicable for regulatory or other reasons, HLM will reschedule the closing date and will notify you. Meanwhile, if you have any questions concerning the enclosed materials, please feel free to call me at (908) 218-7900.

                             Sincerely,



                                        	  HARDING, LOEVNER MANAGEMENT, L.P.
							                               By:  HLM Holdings, Inc., General Partner
					                                	By:  David R. Loevner, President



Somerville, New Jersey
November 7, 1996



                     HLM GLOBAL EQUITY LIMITED PARTNERSHIP
                         50 Division Street, Suite 401
                          Somerville, New Jersey 08876
                                (908) 218-7900

                     NOTICE OF MEETING OF LIMITED PARTNERS
                        To be held on November 27, 1996


    A Meeting of Limited Partners (the "Meeting") of HLM Global Equity Limited Partnership (the "Partnership"), a New Jersey limited partnership, will be held on November 27, 1996, at 10:00 a.m. Eastern time at the offices of Harding, Loevner Funds, Inc. (the "Fund") located at the 26th Floor, 600 Fifth Avenue, New York, New York 10020, or at such adjourned time as may be necessary to reach a quorum to vote, for the following purposes:

(1) To approve or disapprove the proposed Agreement and Plan of Exchange (the "Plan of Exchange") by and between the Partnership and the Fund, on behalf of its Global Equity Portfolio (the "GE Portfolio"), providing for the transfer of assets, subject to liabilities, of the Partnership in exchange for shares of the GE Portfolio (the "Shares"); the distribution of such Shares to the Partners in complete liquidation of the Partnership, as more fully described in the accompanying Combined Prospectus/Proxy Statement; and the amendment of the Amended and Restated Limited Partnership Agreement of the Partnership dated as of November 1, 1994 (the "Amendment") to grant the General Partner of the Partnership the authority to cause the Partnership to, in effect, convert into or merge with a mutual fund such as the GE Portfolio; and

(2) To consider and act upon any other matters that may properly come before the meeting and any adjournments thereof.

The Plan of Exchange, the Amendment, the transactions contemplated thereby and related matters are described in the attached Combined Prospectus/Proxy Statement. A copy of the Plan of Exchange is attached as Appendix A to this Combined Prospectus/Proxy Statement. A copy of the Amendment is attached as Appendix C to this Combined Prospectus/Proxy Statement.

                        THE GENERAL PARTNER RECOMMENDS THAT
                         YOU VOTE IN FAVOR OF THE PROPOSAL

     Only Limited Partners of record as of the close of business on November 1, 1996 will be entitled to vote at the Meeting and any adjournments thereof.


     YOUR COOPERATION IN PROMPTLY COMPLETING, DATING, SIGNING, FAXING AND/OR
                 RETURNING THE ENCLOSED PROXY WILL BE APPRECIATED.

                             						By order of the General Partner,

						                             HARDING, LOEVNER MANAGEMENT, L.P.
                                   By:  HLM Holdings, Inc., General Partner
	                                  By:  David R. Loevner, President


Place: 600 Fifth Avenue, 26th Floor, New York, New York 10020
Date:  November 7, 1996


IMPORTANT: We urge you to complete, sign, date and facsimile and/or return your proxy in the enclosed envelope which requires no postage and is intended for your convenience. If you attend the Meeting, you may vote your Partnership Units in person.

                      HLM GLOBAL EQUITY LIMITED PARTNERSHIP
                          50 Division Street, Suite 401
                          Somerville, New Jersey 08876
                                (908) 218-7900

                         HARDING, LOEVNER FUNDS, INC.
                        600 Fifth Avenue, 26th Floor
                         New York, New York   10020
                              (212) 332-5210

                      COMBINED PROSPECTUS/PROXY STATEMENT

                         ____________________________

                           SOLICITATION OF PROXIES
                        ____________________________

     	This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the General Partner of the HLM Global Equity Limited Partnership (the "Partnership") to be voted at a Meeting of Limited Partners to be held on November 27, 1996 at 10:00 a.m. Eastern time, at the offices of Harding, Loevner Funds, Inc. (the "Fund") on the 26th floor, located at 600 Fifth Avenue, New York, New York 10020, and at any adjournment(s) thereof (the "Meeting").

    	The purpose of the Meeting is to vote on an Agreement and Plan of Exchange (the "Plan of Exchange") among the Partnership, Harding, Loevner Management, L.P., and the Fund, on behalf of the newly-formed Global Equity Portfolio (the "GE Portfolio"), an investment portfolio of the Fund, that would effect the reorganization of the Partnership into the GE Portfolio and certain transactions and other actions contemplated thereby, as described below (the "Exchange"). Pursuant to the Plan of Exchange, all of the assets of the Partnership would be acquired by the GE Portfolio in exchange for shares of common stock (the "Shares") in the GE Portfolio and the assumption by the GE Portfolio of all of the liabilities of the Partnership. Such Shares then would be distributed to Limited Partners at the rate of one Share (or fraction thereof) for each Unit (or fraction thereof) in the Partnership. As a result of the proposed transaction, each Limited Partner would receive a number of full or fractional Shares, which will be determined by dividing the aggregate net asset value of that Partner's Units by the initial net asset value of the Shares. Such Shares would have an aggregate net asset value on the effective date of the Exchange equal to the aggregate net asset value of the Partnership Units. A copy of the form of the Plan of Exchange is set forth in Appendix A to this Combined Prospectus/Proxy Statement.

    	The Partnership is a New Jersey limited partnership. The Fund is an open-end, diversified investment company (i.e., mutual fund) incorporated in the state of Maryland. The investment policies and restrictions of the GE Portfolio are substantially similar to those of the Partnership.

    	This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about GE Portfolio, the Fund, and the Partnership, and the transactions contemplated by the proposed Exchange, that an investor should know before voting on the proposed Exchange. A copy of the Preliminary Prospectus of the GE Portfolio, dated November 1, 1996 is included with Appendix B to this Combined Prospectus/Proxy Statement and is incorporated by reference herein.

    	A Statement of Additional Information regarding the GE Portfolio, dated November 1, 1996 has been filed with the Securities and Exchange Commission (the "Commission") and is included with Appendix B to this Combined Prospectus/ Proxy Statement and is incorporated by reference herein.

	The Amended and Restated Limited Partnership Agreement of the Partnership dated as of November 1, 1994 (the "Partnership Agreement") does not, in its current from, contemplate or permit a transaction such as the Exchange. Therefore, another purpose of the Meeting is to vote on an Amendment
(the "Amendment") to the Partnership Agreement to grant the General Partner of the Partnership the authority to cause the Partnership to, in effect, convert into or merge with a mutual fund such as the GE Portfolio. A copy of the form of the Amendment is set forth in Appendix C to this Combined Prospectus/Proxy Statement and is incorporated by reference herein. The Partnership Agreement and the Certificate of Limited Partnership of the Partnership dated as of September 17, 1991 which was filed with the New
Jersey Secretary of State on September 18, 1991 (the "Partnership
Certificate"), are also incorporated by reference. A copy of the Partnership Agreement and the Partnership Certificate may be obtained without charge by contacting Harding, Loevner Management, L.P. ("HLM") located at 50 Division Street, Suite 401 Somerville, New Jersey 08876 or by telephoning HLM at
(908) 218-7900.

    	A statement of additional information, dated November 7, 1996 relating to the proposed transactions and other actions described in this Combined Prospectus/Proxy Statement, including historical financial statements, has been filed with the Commission and is incorporated by reference herein.
Copies of this statement of additional information may be obtained without charge by contacting AMT Capital Services, Inc. located at 600 Fifth Avenue, 26th Floor, New York, New York 10020 or by telephoning AMT Capital Services, Inc. at (800) 762-4848.


                               _______________________

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
        PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              __________________________

   The date of this Combined Prospectus/Proxy Statement is November 7, 1996.


                   COMBINED PROSPECTUS/PROXY STATEMENT
                         			TABLE OF CONTENTS
Page

INTRODUCTION AND VOTING INFORMATION
SUMMARY
RISK FACTORS
THE FUND
THE AGREEMENT AND PLAN OF EXCHANGE
ADVANTAGES TO LIMITED PARTNERS
TAX CONSEQUENCES
SECURITIES TO BE ISSUED
COMPARISON OF THE PARTNERSHIP AND THE GE PORTFOLIO
FINANCIAL INFORMATION
EXPENSES OF THE EXCHANGE
INITIAL APPROVALS
REGULATORY MATTERS
CAPITALIZATION
GENERAL PARTNER
LEGAL MATTERS RELATING TO THE EXCHANGE
PROPOSALS FOR FUTURE MEETINGS

Appendix A - Agreement and Plan of Exchange
Appendix B - Preliminary Prospectus and Statement of Additional Information Appendix C - Amendment to the Partnership Agreement
Appendix D - Partnership Financial Information and Pro Forma Fund Information

                   HLM GLOBAL EQUITY LIMITED PARTNERSHIP
                       50 Division Street, Suite 401
                       Somerville, New Jersey 08876
                             (908) 218-7900

                       HARDING, LOEVNER FUNDS, INC.
                       600 Fifth Avenue, 26th Floor
                        New York, New York   10020
                              (212) 332-5210

                    COMBINED PROSPECTUS/PROXY STATEMENT

                     Meeting of Limited Partners to be
                          held on November 27, 1996.

                        ____________________________

                     INTRODUCTION AND VOTING INFORMATION


Meeting of Limited Partners: Voting of Proxies: Adjournment

     	This Combined Prospectus/Proxy Statement is being furnished to Limited Partners in connection with the solicitation by the General Partner of the Partnership of proxies to be voted at a Meeting of Limited Partners of the Partnership (the "Meeting") to be held on November 27, 1996 at 10:00 a.m. Eastern time, at the offices of Harding, Loevner Funds, Inc., located at 600 Fifth Avenue, 26th Floor, New York, New York 10020 and at any adjournment(s) thereof. The purpose of the Meeting is (1) to vote on the proposed Agreement and Plan of Exchange (the "Plan of Exchange") among the Partnership, Harding, Loevner Management, L.P. ("HLM"), and Harding, Loevner Funds, Inc. ("the Fund"), on behalf of its Global Equity Portfolio (the "GE Portfolio"), providing for the transfer of all of the assets of the Partnership in exchange (the "Exchange") for shares of the GE Portfolio (the "Shares") and the assumption by the GE Portfolio of all of the liabilities of the Partnership; the distribution of such Shares to the Partners of the Partnership in complete liquidation of the Partnership; and the amendment of the Amended and Restated Limited Partnership Agreement of the Partnership dated as of November 1, 1994 (the "Partnership Agreement") to grant the General Partner of the Partnership the authority to grant the General Partner of the Partnership the authority to cause the Partnership to, in effect, convert into or merge with a mutual fund such as the GE Portfolio, all as more fully described in this Combined Prospectus/Proxy Statement ("Proposal One"); and
(2) to consider and act upon any other matters that may properly come before the Meeting and any adjournments thereof.

      Record holders of Units of the Partnership which are denominated as limited partner units at the close of business on November 1, 1996, the record date, will be entitled to vote such Units on all business to be presented at the Meeting.  On the record date, 38,070 Units of the Partnership were outstanding and entitled to be voted at the Meeting.  As of the record date there were three 5% beneficial holders of Partnership Units. Maine Community Foundation, Inc. ("Maine") is the record holder of 2,316 (6.1%) Partnership Units; James C. Brady, Jr. ("Brady") is the record holder of
2,179 (5.7%) Partnership Units; and Edward and Darlene Lowe Charitable Remainder Unitrust 1995 ("Unitrust 1995") is the record holder of 2,000 (5.2%) Partnership
Units.  The address of Maine is P.O. Box 148 Ellsworth, Maine 04605.   The
address of Brady is Box 351 Gladstone, New Jersey 07934. The address of Unitrust 1995 is P. O. Box 385 Cassopolis, Michigan 49031.

     	Pursuant to applicable law and the Partnership Agreement, Limited Partners must receive at least 20 days' advance written notice of the
Meeting.   This Combined Prospectus/Proxy Statement, the Notice of Meeting of
Limited Partners and the form of proxy are being first mailed to Limited Partners on or about November 7, 1996.

     	The Fund is a no-load, open-end investment company incorporated in the state of Maryland -- a mutual fund that offers four portfolios. Each Portfolio functions in effect as a separate mutual fund. The Global
Equity Portfolio (the "GE Portfolio") is a separate class of the Fund's Common Stock and has a $0.001 par value per share. The Exchange will be accomplished by the Partnership conveying to the Fund all of its assets and liabilities, in exchange for shares of the GE Portfolio whose investment objectives and policies are substantially similar to those of the Partnership. Once the Exchange is approved by Limited Partners, the Partnership will distribute the Shares received in the Exchange, to its Partners on a pro rata basis in complete liquidation of the Partnership.

    	Harding, Loevner Management, L.P. ("HLM"), as General Partner of the Partnership, believes that the Exchange is in the best interests of the Limited Partners. As shareholders of an open-end registered mutual fund, Limited Partners who vote in favor of the Exchange will realize continuity of investment management by HLM; increased liquidity and flexibility through daily rather than monthly or quarterly purchases and redemptions; optional automatic reinvestment of distributions; and simplified tax reporting and investor accounting. (Limited Partners will receive Form 1099's for dividends instead of K-1's).

    	The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choices specified thereon. Limited Partners may also use facsimile or other similar communication methods to vote their relative percentage interests. If no choice is specified with respect to a proposal, the proxy will be voted in favor of the proposal being considered, and, in the discretion of the proxies named in the proxy card, on any other matter properly brought before the Meeting. The representation in person or by proxy of a majority of the outstanding Units of the Partnership which are denominated as limited partner units is necessary to constitute a quorum for voting on the proposals herein. If a quorum is present at the Meeting, the approval of Proposal One will require the affirmative vote of at least a majority of the votes cast and all votes shall be by relative percentage interests held by Limited Partners (including the General Partner to the extent that it holds Units of the Partnership which are denominated as limited partner units) and not on a per capita basis. In the event that a quorum is present at the meeting but sufficient votes to approve a proposal are not received, or if a quorum is not present, an affirmative vote of a majority of the Units represented at the meeting for adjournment will cause the meeting to be adjourned to permit the further solicitation of proxies. Such solicitation may be made by mail, facsimile and other similar means. Such solicitations may be conducted by, among others, officers and employees of the Fund, AMT Capital Services, Inc. and HLM (collectively referred to as the "Solicitors"). The cost of such solicitation, if any, will be nominal.

    	As the Meeting date approaches, Limited Partners may receive calls from the Solicitors if the Partnership has not yet received their votes. Authorization to permit the Solicitors to execute proxies may be obtained by electronically transmitted instructions from Limited Partners of the Partnership.

    	Any proxy given by a Limited Partner, whether in writing or electronically, is revocable. A Limited Partner may revoke the accompanying proxy or a proxy given electronicaly at any time prior to its use by filing with the Partnership a written revocation or duly executed proxy bearing a later date. In addition, any Limited Partner who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given.

    	The Exchange provides that the expenses of the Exchange including the costs and expenses incurred in the preparation and mailing of the notice, this Combined Prospectus/Proxy Statement and the proxy, and incurred in the solicitation of proxies and the legal expenses of the Exchange will be borne by HLM.

    	Attached to this Combined Prospectus/Proxy Statement as Appendix B are the Preliminary Prospectus relating to the Fund and the GE Portfolio (the "Preliminary Prospectus"), as well as the Statement of Additional Information concerning the Fund and the GE Portfolio (the "Statement of Additional Information"). The Preliminary Prospectus and Statement of Additional Information are incorporated in this Combined Prospectus/Proxy Statement by reference. This Combined Prospectus/Proxy Statement sets forth information about the Exchange and the GE Portfolio that Limited Partners should consider before deciding whether or not to participate in the conversion process, including whether to redeem their Partnership Units prior to the consummation of the Exchange. It should be retained for future reference. A separate Statement of Additional Information with respect to the Exchange, dated as of the date of this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Combined Prospectus/Proxy Statement. This Statement of Additional Information can be obtained without charge by calling AMT Capital Services, Inc. ("AMT Capital"), at (800) 762-4848, or by writing to AMT Capital at 600 Fifth Avenue, 26th Floor, New York, NY 10020.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


November 7, 1996


                                SUMMARY

    	The following Summary is qualified by reference to the more detailed information contained elsewhere in this Combined Prospectus/Proxy Statement.

    	Exchange. Harding, Loevner Management, L.P. ("HLM"), the general partner (the "General Partner") of HLM Global Equity Limited Partnership (the "Partnership"), proposes at the Meeting to seek the approval of the Limited Partners of the Partnership to convert the Partnership into mutual fund form pursuant to an Agreement and Plan of Exchange (the "Plan of Exchange"). The Plan of Exchange will be carried out by a transfer of all of the assets and liabilities of the Partnership to the Global Equity Portfolio (the "GE Portfolio") of Harding, Loevner Funds, Inc. (the "Fund"), whose investment objectives and policies are substantially similar those of the Partnership, in exchange for shares of the GE Portfolio (the "Exchange"). The Partnership will then distribute the shares of the GE Portfolio (the "Shares") to its Partners in complete liquidation of the Partnership. See the "Agreement and Plan of Exchange".

    	Additionally, under the terms of Proposal One, the Limited Partners are being asked to approve an amendment of the Amended and Restated Limited Partnership Agreement of the Partnership dated as of November 1, 1994 (the "Partnership Agreement"). Presently, the language of the Partnership
Agreement does not permit the General Partner to unilaterally convert the Partnership into a mutual fund; hence, the Limited Partners are being asked to consider amending the Partnership Agreement by adopting an Amendment (the "Amendment") to the Partnership Agreement in the form of Appendix C to this Combined Prospectus/Proxy Statement. The Amendment would grant the General Partner of the Partnership the authority to cause the Partnership to, in effect, convert into or merger with a mutual fund such as the GE Portfolio.
The adoption of the Amendment would, pursuant to the General Partner's broad authority under the current Partnership Agreement, allow the General Partner to execute any documents or take any such action as it deems necessary to carry into effect the terms of the proposed Plan of Exchange.

    	The Fund. Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end investment company formed under Maryland law. The Fund was incorporated on July 31, 1996 and will offer four portfolios, including the Global Equity Portfolio whose investment objectives and policies are substantially similar to those of the Partnership. The investment adviser to the Fund and the GE Portfolio is HLM. The distributor and administrator to the Fund is AMT
Capital Services, Inc. The transfer agent and custodian to the Fund is Investors Bank & Trust Company.

    	Tax Matters. The GE Portfolio intends to meet the necessary requirements under the tax laws to avoid income taxation at the Fund level. The Exchange of the Limited Partners into GE Portfolio Shares will be tax-free to the Limited Partners. See "Tax Consequences" and "Comparison of the Partnership and the GE Portfolio -- Tax Matters."

    	Advisory Fee. The GE Portfolio will have an advisory fee which is equal to 1.00% of the average daily net assets of the GE Portfolio. Limited
Partners are not charged an advisory fee for an investment in the Partnership; however, Limited Partners are charged an asset based fee for being an advisory client of HLM. The advisory fee for the GE Portfolio is higher than most registered investment companies but less than the fees for certain other comparable investment companies. For a more detailed discussion, please see "Comparison of the Partnership and the GE Portfolio -- Advisory Fees."

    	Advantages. HLM believes that the Exchange will be in the best interests of the Limited Partners. The primary advantages include: the continuity of investment management by HLM; increased liquidity and flexibility through daily rather than monthly or quarterly purchases and redemptions; simplified tax reporting and investor accounting; optional automatic reinvestment of distributions; and the potential for lower fund expenses achieved through economies of scale as the GE Portfolio targets a larger investor base than the Partnership, which is limited to having no more than 100 partners.

    	Timing. HLM and the GE Portfolio intend to complete the Exchange by Dewcember 1, 1996. The Exchange could, however, be delayed for regulatory or other reasons. HLM will provide additional information as to the timing of the Exchange as it becomes available. Limited Partners who do not want to participate in the Exchange may have their Partnership Units redeemed prior to the consummation of the Exchange. See "The Agreement and Plan of Exchange".

                               RISK FACTORS

    	Because the investment objective, policies, and restrictions of the GE Portfolio are substantially similar to those of the Partnership, the risks associated with the particular investment policies and strategies that the GE Portfolio and the Partnership are authorized to employ also are substantially similar. For additional information regarding the principal risk factors of investing in the GE Portfolio, see "Risks Associated with the Fund's Investment Policies and Investment Techniques," in the Preliminary Prospectus and "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques" in the Statement of Additional Information.

    	The GE Portfolio is subject to certain investment restrictions that are required by applicable laws and regulations and are intended to reduce the risk to investors. These restrictions may, however, also have the effect of preventing the GE Portfolio from pursuing investment opportunities otherwise available to the Partnership.

    	Taxable Partnership investors who redeem their Partnership Units rather than participate in the Exchange will have the normal tax consequences of withdrawal from a limited partnership. In addition, the conversion could cause taxable Partnership investors who are not calendar year taxpayers to pay taxes on Partnership income before they otherwise would have. See "Tax Consequences" below.

                                    THE FUND

    	The Fund is a no-load, open-end investment company organized under Maryland law as a "series mutual fund." The Fund was incorporated on July 31, 1996 and will offer four portfolios (the "Portfolios"), each of which is in effect a separate open-end mutual fund. The Fund offers shares of common stock, $0.001 par value per share, which are issued in series with each series relating to a single portfolio. The GE Portfolio will serve as a successor investment vehicle to the Partnership and have investment objectives and policies which are substantially similar to those of the Partnership. The investment adviser to the Fund is HLM.

    	Attached to this Combined Prospectus/Proxy Statement, and incorporated by reference, are the Preliminary Prospectus and Statement of Additional Information describing the Fund and the GE Portfolio. The related Statement of Additional Information for the Exchange, which is also incorporated by reference, can be obtained without charge by calling AMT Capital Services, Inc. ("AMT Capital") at (800) 762-4848 or by writing to AMT Capital at 600 Fifth Avenue, 26th Floor, New York, NY 10020. Limited Partners should carefully review the Preliminary Prospectus and the Statement of Additional Information in conjunction with this Combined Prospectus/Proxy Statement.

                       THE AGREEMENT AND PLAN OF EXCHANGE

    	The conversion of the Partnership into mutual fund form will take place pursuant to an Agreement and Plan of Exchange (the "Plan of Exchange"). The following summary of the important terms and conditions of the Plan of Exchange is qualified by reference to the Plan of Exchange, a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A.

    	The effect of the Plan of Exchange is that the Partnership will convey all of its assets (including securities and cash) and all of its liabilities, then existing, whether absolute, accrued, contingent or otherwise including all contractual commitments or obligations, to the Fund in exchange for Shares of the GE Portfolio (the "Exchange"). The Shares delivered to the Partnership will have an aggregate net asset value equal to the net asset value of the Partnership assets acquired. Those Shares will be distributed on a pro rata basis to the Partners of record on the effective date of the Exchange. The Partnership will be dissolved and liquidated as soon as possible after the distribution of Shares to the Limited Partners. The number of Shares each Partner will receive will be determined by dividing the aggregate net asset value of that Partner's Units by the initial net asset value of the Shares.

    	The Exchange will not be effective until certain conditions are satisfied, including the receipt of an exemptive order from the Securities and Exchange Commission (the "SEC") permitting the Exchange, and an opinion of counsel with respect to the tax consequences of the Exchange. See "Tax Consequences" below. The exemptive order is required under the Investment Company Act of 1940 (the "1940 Act") to permit the Fund to acquire securities from the Partnership, which is technically an affiliate of the Fund. Although HLM and the Fund believe an exemptive order will be obtained, they cannot provide any assurances as to timing.

    	HLM currently expects the Exchange to take place on December 1, 1996 based on November 30, 1996 net asset values. If there are delays for regulatory or other reasons, HLM will notify the Limited Partners promptly as soon as the completion of the Exchange can be rescheduled.

    	Limited Partners who do not want to participate in the proposed conversion may have their Partnership interests redeemed in accordance with the normal redemption procedures on any regular redemption date before the Exchange is effective and on the day the Exchange takes place. To have their Partnership interests redeemed, Limited Partners should refer to the Partnership Agreement (Section 5.02) for more details concerning redemption.

    	Upon consummation of the Exchange and the distribution of Shares to the Limited Partners who participate in the conversion, the only shareholders of the GE Portfolio will be the converting Limited Partners and HLM (see "Initial Approvals" below). Thereafter, additional shares of the GE Portfolio will be available to all other interested investors at the net asset value on each "Business Day," defined as any day the New York Stock Exchange is open for business. Shareholders in the GE Portfolio will be able to have their Shares redeemed at net asset value on each Business Day. See the Preliminary Prospectus under "Purchase and Redemption of Shares."

                      ADVANTAGES TO LIMITED PARTNERS

    	As shareholders of a no-load open-end, registered investment company, former Limited Partners will receive continuity of portfolio management by HLM. HLM, presently the investment adviser to the Limited Partnership, will serve as the investment adviser to the GE Portfolio after the conversion is complete.

    Shareholders of the GE Portfolio have the potential to experience lower investment management expenses than they would as limited partners in a limited partnership. A mutual fund, unlike a partnership which must have by law no more than 100 partners, may have an unlimited number of shareholders. Accordingly, the GE Portfolio may achieve economies of scale for its shareholders by spreading GE Portfolio's expenses over a larger investor base.

    	Shareholders would receive other benefits such as increased liquidity and flexibility through daily rather than monthly or quarterly purchases and redemptions; optional automatic reinvestment of distributions; and simplified tax reporting and investor accounting. Presently, Limited Partners receive quarterly and/or monthly statements reflecting the valuation of their Partnership Units. Shareholders in the GE Portfolio, on the other hand, would receive a daily valuation of their shares in the GE Portfolio in the form of a daily net asset value.

    	In addition, the Form 1099 tax reporting forms that the GE Portfolio will issue to its shareholders are considerably simpler than the Form K-1's issued by the Partnership. The 1099's will also be issued earlier in the year than the K-1's.

                                TAX CONSEQUENCES

    	The Exchange is conditioned upon the receipt from Dechert Price & Rhoads, counsel to the Fund, of an opinion to the effect that the Exchange will have the following tax consequences to the GE Portfolio and the
Partnership: (i) no gain or loss will be recognized by the Partnership on the transfer of its securities to the GE Portfolio in exchange for Shares (Code
Section 351(a)); (ii) no gain or loss will be recognized by the GE Portfolio upon receipt of the Partnership's securities in exchange for Shares (Code
Section 1032 (a)); (iii) the basis to the GE Portfolio of the transferred securities of the Partnership will be the same as the basis of the Partnership immediately prior to the Exchange (Code Section 362(a)); (iv) the basis of Shares received by the Partnership will be equal to the basis of the assets exchange for them reduced by the liabilities assumed by the GE Portfolio (Code Sections 358(a) and (d)); (v) the holding period of the securities received by the GE Portfolio will be the same as the holding period of the securities in the hands of the Partnership immediately prior to the Exchange (Code Section 1223(2)); and (vi) the holding period of the Shares to be received by the Partnership will include the period during which the Partnership assets exchanged therefor were held (Code Section 1223(1)), which means a portion of the gain or losses recognized upon the redemption of any Share within 12 months of the date of the Exchange may be short-term gain or loss. The opinion of counsel will be based upon certain facts, representations, and assumptions, and it will not be binding on the Internal Revenue Service or the courts if challenged. Moreover, the conclusions expressed in the opinion are based on current law and authorities, both of which are subject to change, even retroactively.

    	If any of the securities transferred by the Partnership to the GE Portfolio in the Exchange are debt securities purchased by the Partnership at a discount, such transfer would result in the recognition of income to the Partnership in an amount equal to the accrued market discount with respect to such securities at the time of the Exchange. It is not expected that any of the securities so transferred will have any accrued market discount, or, if they do, that it will be more than minimal.

    	The Exchange will have the following tax consequences to Limited
Partners: (i) the Limited Partner's basis for its Shares will be equal to the Limited Partner's basis of its former Partnership Units minus the amount of cash, if any, it received pursuant to the liquidation of its Partnership interest (Code Section 732(b)); (ii) a Limited Partner's holding period with respect to its Shares will include the Partnership's holding period of such Shares (Code Section 735(b)) (see clause (vi) in the preceding paragraph); and
(iii) the distribution of the Shares from the Partnership to a Limited Partner, which will be in liquidation of its Partnership Units, will not cause taxable gain or loss to be recognized by the Limited Partner, except for gain equal to the amount by which any cash actually distributed or deemed to be distributed (a partner will be deemed to have received a cash distribution equal to its allocable share of Partnership liabilities assumed by the GE Portfolio), exceeds the Limited Partner's basis in his Partnership Units (Code
Section 731(a)). HLM does not expect that any Limited Partner will receive cash in excess of its basis in Partnership Units.

    	Each Limited Partner must include in taxable income for its tax year its share of Partnership income for the Partnership's tax year that ends with or within the Limited Partner's tax year. Consequently, because the Partnership's tax year will end when the Partnership terminated, if a taxable Limited Partner is not a calendar year taxpayer, the conversion could cause such a Limited Partner to pay taxes on Partnership income sooner than it otherwise would have.

    	Limited Partners should consult their advisers regarding the tax consequences of the Exchange to them, including state, local and, if applicable, foreign tax consequences.

    	Taxable Limited Partners who choose to have Partnership Units redeemed before the Exchange will be subject to the normal tax consequences of withdrawing from a limited partnership. As these consequences will vary depending on each Limited Partner's particular circumstances, taxable
Limited Partners should consult their advisers concerning the tax effects of withdrawing from the Partnership.

                            SECURITIES TO BE ISSUED

    	The GE Portfolio, a separate series of the Fund, will issue Shares in exchange for assets and liabilities of the Partnership, which Shares will then be distributed to the Partners of the Partnership in the liquidation of the Partnership. The Shares constitute one class of the Fund and will have equal rights as to dividends and in liquidation in respect to the GE Portfolio and will have no preemptive subscription or conversion rights. Shares issued in the Exchange will be fully paid and non-assessable. The GE Portfolio has 500,000,000 authorized shares. See the Statement of Additional Information under "Organization of the Fund." The Shares delivered in the Exchange will have the same net asset value as the net assets of the Limited Partnership being delivered in the Exchange.

             COMPARISON OF THE PARTNERSHIP AND THE GE PORTFOLIO
General
    	As mentioned above, the investment objectives and policies of the GE Portfolio are substantially similar to the investment objectives and policies of the Partnership. There are, however, for various reasons (including differences in structure, and the different applicable regulatory systems), some differences between the Partnership and the GE Portfolio. The following paragraphs summarize the material similarities and differences.

    	For a more complete comparison of the Partnership and the GE Portfolio, Limited Partners should refer to the Partnership Agreement and to the material with respect to the GE Portfolio set forth in the Fund's Preliminary
Prospectus and related Statement of Additional Information. In addition, Limited Partners may obtain copies of the Fund's Articles of Incorporation and By-Laws by submitting a written request to Eric P. Nachimovsky, General Counsel, AMT Capital Services, Inc., the Fund's administrator and distributor, at 600 Fifth Avenue, 26th Floor, New York, NY 10020.

Tax Status
    	Like the Partnership, the GE Portfolio will not be subject to federal income taxes if it complies with the relevant tax laws and regulations. Limited Partners participating in the conversion will essentially be trading one pass-through entity for another.

    	The Partnership is not subject to federal income taxes at the partnership level. Limited Partners, however, must take into account their distributive share of partnership items of income, gain, loss, deduction or credit, regardless of whether or not cash distributions are made with respect to such items. Pursuant to the Partnership Agreement, a Limited Partner's distributive share of such items may include special allocations of taxable gain and loss to eliminate differentials between the book gain or loss allocated to each Partner and the taxable gain or loss so allocated.

    	Similarly, the GE Portfolio will not pay any federal income taxes, as long as it qualifies for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). To do so, the GE Portfolio, must among other things, distribute its net investment income and net realized capital gains in accordance with the Internal Revenue Code requirements. The GE Portfolio will elect to be treated as a regulated investment company and intends to meet the necessary requirements on an ongoing basis. Dividends derived from the GE Portfolio's taxable net investment income and distributions of the Portfolio's net short-term capital gains (including short-term gains from investment in tax-exempt obligations) are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains are taxable to shareholders as long-term capital gains. Any dividend or capital gains distribution received by a shareholder of the GE Portfolio will have the effect of reducing the net asset value of the shareholder's Shares by the exact amount of such dividend or distribution. If the net asset value of the Shares should be reduced below a shareholder's cost as a result of the payment of dividends or capital gains distributions, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable at either ordinary or capital gains rates.

    	Any Limited Partners that are foreign taxpayers should consult their tax advisers with respect to the consequences of becoming a shareholder in the Fund. With respect to mutual fund share dividends, investment companies generally must pay withholding taxes on behalf of foreign shareholders at a 30% rate. These taxes may not apply under certain circumstances or may be subject to reduction under applicable tax treaties, and foreign shareholders may be entitled to tax credits or deductions with respect to these withholding taxes in other countries in which they pay taxes.

     	For additional information regarding the tax consequences of an investment in the GE Portfolio, see the Preliminary Prospectus under "Tax Considerations" and the Statement of Additional Information for the Fund under "Tax Considerations."

Distributions
    	The Partnership may make distributions of partnership assets from time to time at the sole discretion of the General Partner. The Partnership's practice has been to distribute quarterly all of its net income, but not to distribute any of its capital gains.

    	Dividends from the net investment income of the GE Portfolio will be declared and paid on an annual basis. The GE Portfolio will distribute its realized net short-term capital gains and net long-term capital gains at least annually by automatically reinvesting such short-term or long-term capital gains in additional GE Portfolio Shares at the net asset value on the ex-date of the distribution unless investors elect to receive cash dividends and distributions.

    	As with the Partnership, shareholders in the GE Portfolio will be taxed on GE Portfolio dividends and distributions, regardless of whether or not they are reinvested. See the Preliminary Prospectus under "Dividends, Tax Considerations."

Purchases and Redemptions
    	As mentioned above, Limited Partners can acquire new Partnership Units, or have their Units redeemed, on a monthly or quarterly basis. Shareholders of the GE Portfolio will be able to acquire additional Shares, or have their Shares redeemed, on any Business Day.

Advisory Fees
    	The GE Portfolio has an advisory fee which is 1.00% of the average daily net assets of the GE Portfolio. The General Partner of the Partnership, HLM, does not charge the Partnership an advisory fee for its investment management services to the Partnership. Limited Partners, all of whom are advisory clients of HLM, are assessed an investment management fee based upon the market value of their assets under HLM's management. This investment management fee is generally payable quarterly in advance.

    	This asset based fee structure is not possible in registered investment companies on a shareholder-by-shareholder basis. Accordingly, all of the shareholders of the GE Portfolio will in effect pay the same advisory fee, subject however to the discretion of HLM to return a portion of GE Portfolio's advisory fees charged to its investment clients. The return of a portion of the advisory fees that HLM earns on the GE Portfolio to Limited Partners is intended to maintain substantially the same overall expense level currently in place for Limited Partners in the Partnership.

     The following table and example provide a comparison of the estimated annual operating expenses (as a percentage of average net assets) the Partnership currently pays and the estimated amounts the GE Portfolio would pay following the consummation of the Reorganization:




                           Comparative Expense Table
                        Annual Fund Operating Expenses
                    (as a percentage of average net assets)

                                       	Partnership           GE Portfoilio
                                      Existing Expenses    Estimated Expenses

Investment Advisory Fees	              1.00% (a)
1.00%

Other Expenses- (after reimbursement)    N/A (b)    	             0.25% (c)
Total Operating Expenses
 (after reimbursement)                   N/A (d)	                 1.25% (c)


   (a)  The General Partner of the Partnership, HLM, does not
        charge the Partnership an advisory 	fee for its investment management
        services to the Partnership.  Limited Partners, all of whom are
       	advisory clients of HLM, are assessed an investment management fee
        based upon the market 	value of their assets under HLM's management.
        Clients with less than $20 million under HLM's 	management are assessed
        a management fee of 1.00%., and any assets over $20 million are
       	assessed a management fee of .50%
  	(b)  The other expenses of the Partnership for the fiscal year
        ended December 31, 1995 were a 	total of $95,784.  These expenses
        cannot be stated in percentage terms because the Partnership 	does
        not value its assets daily and as such the Partnership cannot compute
        its average net assets.  	The Partnership only values its securities
        on a monthly basis.
  	(c)  This amount reflects voluntary expense reimbursements as explained
        hereinafter.  Absent 	these voluntary expense reimbursements, the
        ratio of "Other Expenses" to average net assets is 	estimated to be
        1.50% for the GE Portfolio.
  	(d)  This number cannot be stated as a percentage of average net assets of
        the partnership because 	of the reasons set forth in footnote (b).


Expenses
    	The Partnership pays (or reimburses the General Partner for) all expenses in the operation of the Partnership, including, but not limited to, brokerage and commission expenses, custodian fees and charges, accounting and auditing fees, legal fees and disbursements, and taxes and governmental fees, if any. In addition the General Partner is reimbursed for other expenses incurred in the organization and maintenance of the Partnership. The Partnership does not have an expense cap. For further details as to the expenses of the Partnership, please refer to the Partnership Agreement (Sections 2.04 and 6.05).

    	HLM, at its discretion and until further notice from HLM, has voluntarily agreed to cap the total operating expenses of the GE Portfolio at 1.25%. For further information on the expenses of the GE Portfolio, please refer to the Preliminary Prospectus of the Fund under "Fund Expenses".

Rights of Holders
     The rights of Limited Partners and shareholders of a Maryland corporation differ in several respect including, but not limited to, governing laws and regulations; management structure; voting rights; and meeting requirements.


   	The rights of Limited Partners in the Partnership are governed by the Partnership Agreement and by the New Jersey Limited Partnership Act. Generally, Limited Partners are not permitted to participate in Partnership management and have very limited voting rights. Limited Partner meetings are not required. For further details as to the rights of the Limited Partners, please refer to the Partnership Agreement (Article VII).

    	Limited Partners who participate in the conversion of the Partnership will become shareholders of a Maryland corporation. As such, they will have rights granted under the Articles of Incorporation of the Fund and Maryland corporate law. As a Maryland corporation, the Fund is not required to hold a an annual shareholder meeting. Shareholder approval will be sought only for certain changes in the GE Portfolio's operation and for an election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. A special meeting of the Fund shall be called by the Directors upon written request of shareholders owning at least 10% of the Fund's outstanding shares. See "Securities To Be Issued" above and the Statement of Additional Information under "Organization of the Fund."

    The Partnership Agreement did not contemplate the conversion of the Partnership into mutual fund format. Accordingly, the General Partner, HLM, does not have the authority, under the language of the Partnership Agreement, to carry out the terms of the Plan of Exchange unilaterally. Thus, the General Partner has proposed in Proposal One that Limited Partners approve an Amendment to the Partnership Agreement. The Amendment would specifically give the General Partner the power and authority to cause the Partnership to merge into a mutual fund provided that the terms and structure of the merger are subject to the vote of the Limited Partners. A copy of the Amendment to the Partnership Agreement giving the General Partner such additional authority attached hereto as Appendix C.

ERISA
    	Limited Partners subject to the Employee Retirement Income Social Security Act of 1974 ("ERISA") will have the same responsibilities with respect to an investment in the GE Portfolio as they do with respect to their investment in the Partnership.

Transferability
    	The Shares will be more liquid than Partnership Units. Partnership Units may be transferred only under limited circumstances. Shares in the GE Portfolio will be transferable and redeemable on each Business Day.

Reports
    	The GE Portfolio will deliver to its shareholders annual and semi-annual reports substantially similar to those distributed by the Partnership (except for minor differences dictated by regulatory or other considerations).
Limited Partners currently receive shareholder reports quarterly (unaudited) and audited financial statements annually.

Advisory Relationship and Management
    	The conversion will not substantially affect day-to-day portfolio management. HLM will provide its advisory services to the GE Portfolio in substantially the same manner as it does to the Partnership. The same personnel that currently advise the Partnership will continue to advise the GE Portfolio. In addition, various HLM officers will be officers of the Fund.
In terms of overall management, however, the GE Portfolio is somewhat different because of its corporate structure and applicable investment company regulations. The principal difference is the governance of the Fund by the Board of Directors rather than by a general partner.

    	The rights and duties of HLM as General Partner and investment manager of the Partnership are set forth in the Partnership Agreement (Article VI). Generally speaking, HLM is exclusively responsible for the management of the Partnership and has full authority to manage the affairs of the Partnership within the framework established by the Partnership Agreement. HLM may not be removed except for cause, and with the vote of seventy-five percent (75%) of the Units.

    	The overall control of the Fund and the GE Portfolio is vested in its Board of Directors. The required percentage of directors are not "interested persons" within the meaning of the 1940 Act. Among other things, this means that they are not affiliated with HLM or any broker-dealer firm. The Board of Directors as a whole, and the disinterested director(s) in particular, have a variety of statutory and regulatory duties and obligations, especially in connection with the Advisory Agreement. See the Statement of Additional Information for the Fund for a description of the officers and directors of the Fund. The Board of Directors delegates certain day-to-day responsibilities to its officers, some of whom are also offices of HLM.
The Fund also engages its investment adviser (the "Adviser") through an Advisory Agreement (the "Advisory Agreement") granting the Adviser broad powers to manage the investment affairs of the GE Portfolio, subject to the general oversight and particular statutory responsibilities of the Board of Directors. See the Preliminary Prospectus under "Management of the Fund" for information concerning the Adviser. The Advisory Agreement must be approved by the Fund's Director(s) who are not "interested persons," and may be continued from year to year if approved at least annually by the Board of Directors or the holders of a majority of the Shares and by the disinterested directors. The initial Advisory Agreement may be terminated on 60 days' notice by the Fund's Board of Directors or by the holders of a majority of the Shares. The Adviser may also terminate the Advisory Agreement on 60 days' notice. The term of the Advisory Agreement is two years and it may not be assigned. See the Statement of Additional Information under "Investment Adviser" for additional information concerning the Advisory Agreement.

Investment Restrictions
    	The GE Portfolio's investment restrictions reflect the addition of some restrictions implemented in compliance with the 1940 Act. Some of the investment restrictions of the GE Portfolio include the following: limitations on investment in the total assets of any one issuer; limitations on investment in the securities of companies in any one industry; limitations on borrowing money; and limitations on purchasing or selling real estate. For a comparison of the Partnership's investment restrictions with the GE Portfolio's, see the Partnership Agreement (Section 2.03) and the Statement of Additional Information for the GE Portfolio under "Investment Restrictions".

Additional Investment Strategies
    	The basic investment strategies of the GE Portfolio are substantially similar to those of the Partnership. For a description of the investment strategies and techniques available to the GE Portfolio, and the risks associated with those strategies and techniques, see the Preliminary Prospectus under "Investment Policies, Risks Associated with the Fund's Investment Policies and Investment Techniques," and Statement of Additional Information for the Fund under "Supplemental Descriptions of Investments," "Supplemental Investment Techniques," and "Supplemental Discussion of Risks Associated With the
Fund's Investment Policies and Investment Techniques," and "Risk Factors."


                           FINANCIAL INFORMATION

    	Appendix D contains recent historical financial and portfolio information with respect to the Partnership. The GE Portfolio has not commenced investment operations as yet and as such no audited financial statements are available.

                          EXPENSES OF THE EXCHANGE

    	The expenses of the Exchange will be borne by HLM. As described above, certain organizational expenses relating to the formation and registration of the GE Portfolio will be paid by the GE Portfolio and amortized over five years. The amount of such annual amortization will, however, be included in the calculation of the GE Portfolio expenses subject to the expense limitations described above under "Comparison of the Partnership and the GE Portfolio-Expenses".

                              INITIAL APPROVALS
    	The GE Portfolio has issued a nominal number of Shares in the GE Portfolio to David R. Loevner. David R. Loevner has voted those Shares for the approval of the Advisory Agreement relating to the GE Portfolio.

                              REGULATORY MATTERS

    	The Fund and the GE Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. In accordance with those laws and the related regulations, the Fund and the GE Portfolio must comply with a variety of requirements, in addition to those referred to above with respect to the Board of Directors. Those requirements include various investment restrictions and diversification rules, annual prospectus updates, shareholder approval of any changes to the Advisory Agreement, and other requirements related to fidelity bonds, custodial and depository arrangements, transfer agent arrangements, liquidity and other matters. In addition, upon the commencement of investment operations, the GE Portfolio will file reports, proxy statements and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund may be inspected and copied at the public references facilities of the Commission in Washington, D.C., at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials can be obtained at prescribed rates upon request to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

                               CAPITALIZATION

    	The following table shows (1) the capitalization (adjusted net assets) of the Partnership as of September 30, 1996), (2) the capitalization of the GE Portfolio immediately before the Exchange ("initial net assets"), and (3) the pro forma combined capitalization of the Partnership and the GE Portfolio on a pro forma basis (using September 30, 1996 Partnership adjusted net asset values) after giving effect to the proposed Exchange at net asset value:

                      HLM GLOBAL EQUITY LIMITED PARTNERSHIP

                                                                   Pro Forma
            Partner-  Partner-             Pro Forma   Pro Forma    Fund Net
            ship      ship
Partner-    Units     Net Asset   Initial  Combined    Fund Shares  Assets
ship                              Fund
Net         Outstan-  Value/Unit  Net      Net Assets  Outstanding
Value/Share
Assets      ding                  Assets

$63,845,547  38,070    $1,677.06     0     $63,845,547  6,384,554    $10.00



                            GENERAL PARTNER

    	As General Partner of the Partnership, HLM is required by the Partnership Agreement and applicable tax law to maintain an investment in the Partnership. The General Partner is required to make an initial contribution to the Partnership and make such additional contributions as necessary to maintain an ownership interest of at least one percent (1%) of the total percentage interests in the Partnership. HLM, as investment adviser to the GE Portfolio, is not required to maintain any investment in the Fund.

                 LEGAL MATTERS RELATING TO THE EXCHANGE

    	Pitney, Hardin, Kipp & Szuch, is acting as counsel for the Partnership. Dechert Price & Rhoads is acting as counsel to the Fund and will deliver an opinion as to certain legal matters in connection with the issuance of the Shares.

    	Neither law firm should be deemed to represent the Limited Partners or the shareholders of the GE Portfolio in connection with the Plan of Exchange and related transactions.

                        PROPOSALS FOR FUTURE MEETINGS

The Fund is not required to hold annual shareholder meetings in any year in which no meeting is required under the 1940 Act. Consequently, the Fund does not intend to hold annual shareholder meetings each year, but meetings may be called by the Board of Directors from time to time. Proposals of shareholders that are intended to be presented at a future shareholder meeting must be received by the Fund by a reasonable time prior to the Fund's mailing of proxy statements relating to such meeting.


                             						By Order of the General Partner

                             						HARDING, LOEVNER MANAGEMENT, L.P.
                             						By:  HLM Holdings, Inc., General Partner
                             						By:  David R. Loevner, President





                 HLM GLOBAL EQUITY LIMITED PARTNERSHIP
                     50 Division Street, Suite 401
                      Somerville, New Jersey 08876


PROXY FOR A MEETING OF LIMITED PARTNERS
DATE: November 7, 1996

   	THIS PROXY IS SOLICITED BY THE GENERAL PARTNER OF HLM GLOBAL EQUITY LIMITED PARTNERSHIP (the "Partnership") for use at a Meeting of Limited Partners of the Partnership, which meeting will be held at 10:00 a.m. at the offices of Harding, Loevner Funds, Inc. (the "Fund") located on the 26th floor at 600 Fifth Avenue, New York, New York 10020, and any adjournments thereof (the "Meeting").

   	The undersigned Limited Partner of the Partnership, revoking any and all previous proxies heretofore given for Units of the Partnership held by the undersigned ("Units"), does hereby appoint ______________ and _______________ , or any of them, with full power of substitution to each, to be the attorneys and proxies of the undersigned (the "Proxies"), to attend the Meeting, and to represent and direct the voting interest represented by the Units as of the record date for said Meeting for the Proposals specified below.

  	This proxy, if properly executed, will be voted in the manner as directed herein by the undersigned Limited Partner. Unless otherwise specified below in the squares provided, the undersigned's vote will be cast "FOR" Proposal One. In their discretion, the Proxies are authorized to transact and vote upon such other matters and business as may come before the Meeting or any adjournments thereof.

      Proposal One.	To approve the proposed Agreement and Plan of Exchange
      (the "Plan of Exchange") among the Partnership, Harding, Loevner
      Funds, Inc., and the Fund, on behalf of its Global Equity Portfolio
      (the "GE Portfolio"), providing for the transfer of all of the assets of the Partnership in exchange for shares of the GE Portfolio (the "Shares") and the assumption by the GE Portfolio of all of the liabilities of the Partnership; the distribution of such Shares to the Partners of the Partnership in complete liquidation of the Partnership; and the proposed Amendment of the Amended and Restated Limited Partnership Agreement of the Partnership dated as of November
      1, 1994.

     FOR [         ]        AGAINST  [        ]         ABSTAIN   [       ]


      Proposal Two. To consider and act upon any other matters that may properly come before the Meeting and any adjournments thereof.

  		To avoid adjourning the Meeting to a subsequent date, please facsimile, and/or return this proxy in the enclosed self-addressed, postage-paid envelope.  THIS PROXY IS SOLICITED ON BEHALF OF THE GENERAL PARTNER, WHICH
RECOMMENDS A VOTE FOR PROPOSAL ONE.

                                        Dated:_________________________, 199_

                                                  ___________________

	___________________________
Beneficial Limited Partner		          				Signature of Limited Partner

______________________________
Relative Percentage Interests (Units)
held by Limited Partner

This proxy may be revoked by the Limited Partner at any time prior to the Meeting.

NOTE: Please sign exactly as your name appears hereon. If the Units are registered in more than one name, all registered individuals should sign this proxy; but if one registered individual signs, this signature binds the other registered individual. When signing as an attorney, executor, administrator, agent, trustee, or guardian, or custodian for a minor, please give full title as such. If a partnership, please sign in partnership name by an authorized person.







               PART B- STATEMENT OF ADDITIONAL INFORMATION
                              November 7, 1996

              Acquisition of the assets and liabilities of

                 HLM GLOBAL EQUITY LIMITED PARTNERSHIP
                    50 Division Street, Suite 401
                    Somerville, New Jersey 08876
                         908-218-7900

               By and in the exchange for the shares of
                      GLOBAL EQUITY PORTFOLIO
                    HARDING, LOEVNER FUNDS, INC.
                    600 Fifth Avenue, 26th Floor
                      New York, New York 10020
                            212-332-5210

    	This Statement of Additional Information (the "Statement") relates to the proposed transfer of all the assets and balance sheet liabilities of HLM Global Equity Limited Partnership (the "Partnership") to the Global Equity Portfolio (the "GE Portfolio") of Harding, Loevner Funds, Inc. (the "Fund"). The Partnership will convey all of its assets and balance sheet liabilities to the Fund in exchange for shares of the GE Portfolio. This Statement is not a prospectus and is meant to be read in conjunction with the Combined Prospectus/Proxy Statement dated November 7, 1996 that the Statement accompanies. A copy of the Combined Prospectus/Proxy Statement may be obtained without charge by calling AMT Capital Services, Inc., the Fund's administrator and distributor at (212) 332-5210 or by writing to AMT Capital Services, Inc. at 600 Fifth Avenue, 26th Floor, New York, NY 10020.

TABLE OF CONTENTS
                                                                		Page
The Exchange
Financial Statements


                                THE EXCHANGE

    	The limited partners of the Partnership (the "Limited Partners") are being advised of an Agreement and Plan of Exchange (the "Plan of Exchange"). Under the Plan of Exchange, all of the assets of the Partnership will be acquired by the Fund and the balance sheet liabilities of the Partnership will be assumed by the Fund in exchange for shares of the GE Portfolio. The Fund, an open-end management investment company organized as a Maryland corporation, has not yet commenced the offering of any shares of the GE Portfolio to the public.

    	For detailed information about the Plan of Exchange and related transactions, Limited Partners should refer to the Combined Prospectus/Proxy Statement. For further information about the Fund and the GE Portfolio, Limited Partners should refer to the Fund's Prospectus and Statement of Additional Information, dated November 1, 1996 that is attached to the Combined Prospectus/Proxy Statement as Appendix B and which is incorporated by reference into this Statement.


                         FINANCIAL STATEMENTS

                                                                      Page

   Unaudited Portfolio Appraisal of
   HLM Global Equity Limited Partnership
   as of September 30, 1996

	  Independent Auditors' Report
  	dated February 1, 1996

   Financial Statement
     	Statement of Financial Condition
     	as of December 31, 1995

     	Statement of Income for the Year
     	Ended December 31, 1995

     	Statement of Changes in
     	Partners' Capital for the
     	Year Ended December 31, 1995

     	Schedule of Investments in
     	Securities as of December 31, 1995

     	Notes to Financial Statements






                     PART C. OTHER INFORMATION


Item 15.	Indemnification

        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and
         (i) of the Investment Company Act of 1940.

Item 16.	Exhibits

         (1) Articles of Incorporation, dated July 31, 1996 (previously filed as Exhibit (1) to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (2) By-laws (previously filed as Exhibit (2) to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (3) Not Applicable.
         (4) Form of Agreement and Plan of Exchange (previously filed as Exhibit (4) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         (5) Not Applicable.
         (6) Investment Advisory Agreement between the Registrant and Harding, Loevner Management, L.P. (previously filed as Exhibit (5)(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (7) Distribution Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (6)(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (8) Not Applicable.


         (9) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (9) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         (10)  Not Applicable.
         (11) Opinion and Consent of Dechert Price & Rhoads (previously filed as Exhibit (10) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (12) Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders to be filed.
         (13)(a) Form of Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (13)(a) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         13(b) Administration Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.

         (14) Consent of Ernst & Young LLP independent auditors for the GE Portfolio (Filed herewith).
         (14)(a) Consent of Rothstein, Kass & Company, P.C. independent auditors for the HLM Global Equity Limited Partnership (Filed herewith).
         (15) There are no financial statements omitted pursuant to Item
         14(a)(1).
         (16) Not applicable.

Item 17.	Undertakings

        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including
         Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

        	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        	The Registrant hereby undertakes to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Somerville and State of New Jersey on the 5th day of November, 1996.


                               							HARDING, LOEVNER FUNDS, INC.

							                               By: /s/ David R. Loevner
                                  							     David R. Loevner, President
			                                  				     (Principal Executive, Financial
                                               and Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement had been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title
/s/ David R. Loevner                Director and President (Principal Executive,
David R. Loevner                    Financial and Accounting Officer)

/s/ William E. Vastardis
William E. Vastardis                Secretary and Treasurer

/s/           *
Jane A. Freeman                     Director

/s/           *

Carl W. Schafer                     Director

/s/           *
James C. Brady III                  Director

 * Attorney-in-Fact /s/William E. Vastardis








                     INDEX TO EXHIBITS INCLUDED IN PART C

Exhibit 14 	   Consent of Rothstein, Kass & Company, P.C. independent auditors
               for the HLM Global	Equity Limited Partnership.
Exhibit 14(a)	 Consent of Ernst & Young LLP independent auditors for the
               GE Portfolio